Derivative Financial Instruments - Summary of Notional Amount of Derivatives and Carrying Amount of Cash and Deposit Liabilities Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[1],[2]	$ 9,058,165	$ 8,014,739
Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	532,645	506,477
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	195,239	119,946
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	115,373	122,324
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	29,166	35,922
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	163,101	197,617
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]		214
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	74	84
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	965	818
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency deposit liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	7,571	6,402
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	21,156	23,150
Within one year [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount		3,799,022	3,224,592
Within one year [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	146,893	149,049
Within one year [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	32,689	20,101
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	29,411	19,356
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	5,516	10,921
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	50,198	68,514
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]		214
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	74	84
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	278	307
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency deposit liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	7,571	6,402
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	21,156	23,150
One to five years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount		3,514,791	3,178,888
One to five years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	322,998	283,936
One to five years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	137,123	85,858
One to five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	72,802	78,159
One to five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	19,291	16,826
One to five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	93,095	102,582
One to five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	687	511
Over five years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount		1,744,352	1,611,259
Over five years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	62,754	73,492
Over five years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	25,427	13,987
Over five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	13,160	24,809
Over five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	4,359	8,175
Over five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[3]	$ 19,808	$ 26,521

[1]	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
[2]	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.
[3]	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.